                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sigma Capital Management, LLC
Address: c/o S.A.C. Capital Advisors, L.P.
         72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-10113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

      /s/ Peter Nussbaum         Stamford, Connecticut         May 15, 2009
-----------------------------   -----------------------   ----------------------
         [Signature]                  [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 108*

Form 13F Information Table Value Total: $654,327
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File    Number Name
---   --------------   -----------
 1    None available   S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

          Column 1            Column 2   Column 3   Column 4        Column 5           Column 6     Column 7         Column 8
          Name of             Title of               Value     SH or     SH/  Put/    Investment     Other       Voting authority
          Issuer                Class     CUSIP    (X $1000)  prn amt    PRN  Call    discretion    managers  Sole   Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO        Common    002896207      4,760    200,000  SH         Shared-Defined  1                 200,000
ACTIVISION BLIZZARD INC       Common    00507V109     20,920  2,000,000  SH         Shared-Defined  1               2,000,000
ADTRAN INC                    Common    00738A106      5,025    310,000  SH         Shared-Defined  1                 310,000
ADVANCE AUTO PARTS INC        Common    00751Y106     19,024    463,100  SH         Shared-Defined  1                 463,100
ALEXION PHARMACEUTICALS INC   Common    015351109      6,967    185,000  SH         Shared-Defined  1                 185,000
ALPHA NATURAL RESOURCES INC   Common    02076X102      3,550    200,000  SH         Shared-Defined  1                 200,000
AMAG PHARMACEUTICALS INC      Common    00163U106     21,694    590,000  SH         Shared-Defined  1                 590,000
AMERICAN ELEC PWR INC         Common    025537101      1,718     68,000  SH         Shared-Defined  1                  68,000
AMERICAN TOWER CORP           Common    029912201      5,477    180,000  SH         Shared-Defined  1                 180,000
ANALOG DEVICES INC            Common    032654105      1,349     70,000  SH         Shared-Defined  1                  70,000
AVNET INC                     Common    053807103        438     25,000  SH         Shared-Defined  1                  25,000
BARRETT BILL CORP             Common    06846N104        667     30,000  SH         Shared-Defined  1                  30,000
BAXTER INTL INC               Common    071813109     21,769    425,000  SH         Shared-Defined  1                 425,000
BOEING CO                     Option    097023955      3,558    100,000       Put   Shared-Defined  1                 100,000
BRINKER INTL INC              Common    109641100     13,590    900,000  SH         Shared-Defined  1                 900,000
CANADIAN NAT RES LTD          Common    136385101      1,272     33,000  SH         Shared-Defined  1                  33,000
CAREER EDUCATION CORP         Common    141665109     16,772    700,000  SH         Shared-Defined  1                 700,000
CEPHALON INC                  Common    156708109      9,875    145,000  SH         Shared-Defined  1                 145,000
CF INDS HLDGS INC             Common    125269100      4,268     60,000  SH         Shared-Defined  1                  60,000
CHEESECAKE FACTORY INC        Common    163072101      1,145    100,000  SH         Shared-Defined  1                 100,000
CHEVRON CORP NEW              Common    166764100      5,709     84,900  SH         Shared-Defined  1                  84,900
COMCAST CORP NEW              Common    20030N101      2,933    215,044  SH         Shared-Defined  1                 215,044
COMSTOCK RES INC              Common    205768203      1,904     63,900  SH         Shared-Defined  1                  63,900
CROWN CASTLE INTL CORP        Common    228227104      5,511    270,000  SH         Shared-Defined  1                 270,000
CROWN HOLDINGS INC            Common    228368106      3,864    170,000  SH         Shared-Defined  1                 170,000
DELL INC                      Common    24702R101      9,956  1,050,203  SH         Shared-Defined  1               1,050,203
DEVON ENERGY CORP NEW         Common    25179M103      2,074     46,400  SH         Shared-Defined  1                  46,400
DIRECTV GROUP INC             Common    25459L106      4,558    200,000  SH         Shared-Defined  1                 200,000
DIREXION SHS ETF TR           Common    25459W607      1,040     50,000  SH         Shared-Defined  1                  50,000
DTS INC                       Common    23335C101      1,684     70,000  SH         Shared-Defined  1                  70,000
DU PONT E I DE NEMOURS & CO   Option    263534959      2,233    100,000       Put   Shared-Defined  1                 100,000
EASTMAN KODAK CO              Common    277461109      5,700  1,500,000  SH         Shared-Defined  1               1,500,000
ELECTRONIC ARTS INC           Common    285512109      9,188    505,100  SH         Shared-Defined  1                 505,100
EXELON CORP                   Option    30161N951     18,156    400,000       Put   Shared-Defined  1                 400,000
EXPEDIA INC DEL               Common    30212P105      8,853    975,000  SH         Shared-Defined  1                 975,000
F M C CORP                    Common    302491303      5,608    130,000  SH         Shared-Defined  1                 130,000
F5 NETWORKS INC               Common    315616102        210     10,000  SH         Shared-Defined  1                  10,000
FAMILY DLR STORES INC         Common    307000109     14,182    425,000  SH         Shared-Defined  1                 425,000
FOSTER WHEELER AG             Common    H27178104      1,660     95,000  SH         Shared-Defined  1                  95,000
FRONTIER OIL CORP             Common    35914P105        553     43,200  SH         Shared-Defined  1                  43,200
GAP INC DEL                   Common    364760108     10,392    800,000  SH         Shared-Defined  1                 800,000
GRACE W R & CO DEL NEW        Common    38388F108      1,580    250,000  SH         Shared-Defined  1                 250,000
GUESS INC                     Common    401617105     14,514    688,512  SH         Shared-Defined  1                 688,512
HASBRO INC                    Common    418056107      3,761    150,000  SH         Shared-Defined  1                 150,000
HEWLETT PACKARD CO            Common    428236103      1,282     40,000  SH         Shared-Defined  1                  40,000
INGRAM MICRO INC              Common    457153104        688     54,400  SH         Shared-Defined  1                  54,400

INTERMUNE INC                 Common    45884X103      6,576    400,000  SH         Shared-Defined  1                 400,000
ISHARES TR                    Common    464287655      5,452    130,000  SH         Shared-Defined  1                 130,000
JACK IN THE BOX INC           Common    466367109     10,481    450,000  SH         Shared-Defined  1                 450,000
JOHNSON CTLS INC              Option    478366957      1,800    150,000       Put   Shared-Defined  1                 150,000
KING PHARMACEUTICALS INC      Common    495582108      6,010    850,000  SH         Shared-Defined  1                 850,000
LEVEL 3 COMMUNICATIONS INC    Common    52729N100         92    100,000  SH         Shared-Defined  1                 100,000
LIBERTY MEDIA CORP NEW        Common    53071M500      2,993    150,000  SH         Shared-Defined  1                 150,000
LIFE TECHNOLOGIES CORP        Common    53217V109     11,040    339,900  SH         Shared-Defined  1                 339,900
MARATHON OIL CORP             Common    565849106      8,126    309,100  SH         Shared-Defined  1                 309,100
MARINER ENERGY INC            Common    56845T305        775    100,000  SH         Shared-Defined  1                 100,000
MASTERCARD INC                Common    57636Q104      3,350     20,000  SH         Shared-Defined  1                  20,000
MAXIM INTEGRATED PRODS INC    Common    57772K101        462     35,000  SH         Shared-Defined  1                  35,000
MCDERMOTT INTL INC            Common    580037109      2,477    185,000  SH         Shared-Defined  1                 185,000
MEAD JOHNSON NUTRITION CO     Common    582839106      7,304    253,001  SH         Shared-Defined  1                 253,001
MICROSOFT CORP                Common    594918104      3,681    200,400  SH         Shared-Defined  1                 200,400
MOVE INC COM                  Common    62458M108        145    100,000  SH         Shared-Defined  1                 100,000
NANOSPHERE INC                Common    63009F105      1,443    290,409  SH         Shared-Defined  1                 290,409
NETAPP INC                    Common    64110D104      3,710    250,000  SH         Shared-Defined  1                 250,000
NETEASE COM INC               Common    64110W102      4,028    150,000  SH         Shared-Defined  1                 150,000
NEXEN INC                     Common    65334H102      1,056     62,250  SH         Shared-Defined  1                  62,250
NIKE INC                      Common    654106103      3,517     75,000  SH         Shared-Defined  1                  75,000
NOBLE ENERGY INC              Common    655044105      3,947     73,250  SH         Shared-Defined  1                  73,250
NUVASIVE INC                  Common    670704105      3,923    125,000  SH         Shared-Defined  1                 125,000
NVIDIA CORP                   Common    67066G104      7,897    800,932  SH         Shared-Defined  1                 800,932
OCCIDENTAL PETE CORP DEL      Common    674599105      3,784     68,000  SH         Shared-Defined  1                  68,000
ORACLE CORP                   Common    68389X105      9,035    500,000  SH         Shared-Defined  1                 500,000
PENN VA CORP                  Common    707882106        439     40,000  SH         Shared-Defined  1                  40,000
PENNEY J C INC                Common    708160106     22,077  1,100,000  SH         Shared-Defined  1               1,100,000
PHILLIPS VAN HEUSEN CORP      Common    718592108     18,711    825,000  SH         Shared-Defined  1                 825,000
PPG INDS INC                  Option    693506957      3,690    100,000       Put   Shared-Defined  1                 100,000
PRAXAIR INC                   Common    74005P104      2,692     40,000  SH         Shared-Defined  1                  40,000
PRIDE INTL INC DEL            Common    74153Q102      1,841    102,400  SH         Shared-Defined  1                 102,400
PUBLIC SVC ENTERPRISE GROUP   Common    744573106      3,528    119,700  SH         Shared-Defined  1                 119,700
QUALCOMM INC                  Common    747525103      7,782    200,000  SH         Shared-Defined  1                 200,000
RED HAT INC                   Common    756577102      4,460    250,000  SH         Shared-Defined  1                 250,000
RESMED INC                    Common    761152107      3,640    103,000  SH         Shared-Defined  1                 103,000
ROCKWOOD HLDGS INC            Common    774415103      1,390    175,000  SH         Shared-Defined  1                 175,000
ROSS STORES INC               Common    778296103     15,249    425,000  SH         Shared-Defined  1                 425,000
SAPIENT CORP                  Common    803062108        447    100,000  SH         Shared-Defined  1                 100,000
SAVIENT PHARMACEUTICALS INC   Common    80517Q100      1,238    250,000  SH         Shared-Defined  1                 250,000
SBA COMMUNICATIONS CORP       Common    78388J106      5,359    230,000  SH         Shared-Defined  1                 230,000
SILICON LABORATORIES INC      Common    826919102      1,059     40,100  SH         Shared-Defined  1                  40,100
SKYWORKS SOLUTIONS INC        Common    83088M102        806    100,000  SH         Shared-Defined  1                 100,000
SMITH INTL INC                Common    832110100      4,764    221,800  SH         Shared-Defined  1                 221,800
SPDR GOLD TRUST               Option    78463V957     37,015    410,000       Put   Shared-Defined  1                 410,000
SPDR SERIES TRUST             Common    78464A714      4,811    210,000  SH         Shared-Defined  1                 210,000
SPDR TR                       Option    78462F903        953     12,000       Call  Shared-Defined  1                  12,000
SPDR TR                       Option    78462F953      6,752     85,000       Put   Shared-Defined  1                  85,000
SPRINT NEXTEL CORP            Common    852061100      1,071    300,000  SH         Shared-Defined  1                 300,000
STAPLES INC                   Option    855030952      5,433    300,000       Put   Shared-Defined  1                 300,000

SYNAPTICS INC                 Common    87157D109        535     20,000  SH         Shared-Defined  1                  20,000
TAKE-TWO INTERACTIVE SOFTWAR  Common    874054109        835    100,000  SH         Shared-Defined  1                 100,000
TELLABS INC                   Common    879664100      2,291    500,253  SH         Shared-Defined  1                 500,253
TEVA PHARMACEUTICAL INDS LTD  Common    881624209      3,379     75,000  SH         Shared-Defined  1                  75,000
TIFFANY & CO NEW              Common    886547108      9,702    450,000  SH         Shared-Defined  1                 450,000
TRANSOCEAN LTD                Common    H8817H100      5,480     93,130  SH         Shared-Defined  1                  93,130
WAL MART STORES INC           Common    931142103     23,445    450,000  SH         Shared-Defined  1                 450,000
WALGREEN CO                   Common    931422109     24,013    925,000  SH         Shared-Defined  1                 925,000
WALTER INDS INC               Common    93317Q105      2,173     95,000  SH         Shared-Defined  1                  95,000
WATERS CORP                   Option    941848903      3,695    100,000       Call  Shared-Defined  1                 100,000
WELLS FARGO & CO NEW          Option    949746951      1,424    100,000       Put   Shared-Defined  1                 100,000
XTO ENERGY INC                Common    98385X106      7,413    242,106  SH         Shared-Defined  1                 242,106